                   DELAWARE GROUP STATE TAX-FREE INCOME TRUST

                      Delaware Tax-Free Pennsylvania Fund

                            Supplement to the Fund's
                    Class A, Class B and Class C Prospectus
                              dated April 30, 2002


The Board of Trustees has approved the following changes in sales charges for Class A and Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Prospectus to the maximum Class A sales charge are replaced with a new maximum sales charge of 4.50%. Additional changes to the Class A sales charge schedule are described below. All references in this Prospectus to Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class C CDSC and maximum purchase amount are not affected.

The following information, which reflects the new sales charges described above, replaces the return and fee tables on pages 3 and 4 of the Prospectus under "Profile: Delaware Tax-Free Pennsylvania Fund":

                             Average annual returns for periods ending 12/31/01

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                                                                                      1 year     5 years    10 years or lifetime**
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
 Class A return before taxes                                                          0.20%       3.36%              5.00%
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 Class A return after taxes on distributions                                          0.20%       3.29%              4.90%
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 Class A return after taxes on distributions and sale of Fund shares                  2.03%       3.66%              5.06%
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 Class B return before taxes*                                                         0.12%       3.25%              4.20%
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 Class C return before taxes*                                                         3.12%       3.49%              3.54%
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 Lehman Brothers Municipal Bond Index
 (reflects no deduction for fees, expenses or taxes)                                  5.13%       5.98%              6.63%
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

The Fund's returns are compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown immediately above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns before taxes for Class B would be 4.11%, 3.49% and 4.20% for the one-year, five-year and lifetime periods, respectively. If shares were not redeemed, returns before taxes for Class C would be 4.11%, 3.49% and 3.54% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Fund were May 2, 1994 and November 29, 1995, respectively. Lehman Brothers Municipal Bond Index returns are for 10 years. Lehman Brothers Municipal Bond Index returns for Class B and Class C lifetimes were 6.55% and 5.81%, respectively.

What are the Fund's fees and expenses?

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
Sales charges are fees paid          CLASS                                                                A         B          C
directly from your                --------------------------------------------------------------------------------------------------
investments when you buy or          Maximum sales charge (load) imposed on purchases as a
sell shares of the Fund.              percentage of offering price                                    4.50%      none       none
                                  --------------------------------------------------------------------------------------------------
                                     Maximum contingent deferred sales charge (load) as a
                                      percentage of original purchase price or redemption price,
                                      whichever is lower                                               none(1)   4.00%(2)  1.00%(3)
                                  --------------------------------------------------------------------------------------------------
                                     Maximum sales charge (load) imposed on reinvested dividends       none      none       none
                                  --------------------------------------------------------------------------------------------------
                                     Redemption fees                                                   none      none       none
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Annual fund operating                 CLASS                                                                A         B          C
expenses are deducted from        --------------------------------------------------------------------------------------------------
the Fund's assets.                   Management fees                                                   0.53%     0.53%      0.53%
                                  --------------------------------------------------------------------------------------------------
                                     Distribution and service (12b-1) fees                             0.20(4)   1.00%      1.00%
                                  --------------------------------------------------------------------------------------------------
                                     Other expenses                                                    0.16%     0.16%      0.16%
                                  --------------------------------------------------------------------------------------------------
                                     Total operating expenses                                          0.89%     1.69%      1.69%
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




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
                                                              A           B             B             C             C
This example is intended to               CLASS(6)
help you compare the cost of                                                (if redeemed)               (if redeemed)
investing in the Fund to the           --------------------------------------------------------------------------------------------
cost of investing in other                  1 year         $537        $172          $572          $172          $272
mutual funds with similar              --------------------------------------------------------------------------------------------
investment objectives. We                   3 years        $721        $533          $758          $533          $533
show the cumulative amount of          --------------------------------------------------------------------------------------------
Fund expenses on a                          5 years        $921        $918        $1,068          $918          $918
hypothetical investment of             --------------------------------------------------------------------------------------------
$10,000 with an annual 5%                  10 years      $1,497      $1,785        $1,785        $1,998        $1,998
return over the                        --------------------------------------------------------------------------------------------
time shown.(5) This is an
example only,
and does not represent future
expenses, which may be
greater or less than those
shown here.
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

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The Board of Trustees has set the 12b-1 Plan payments at 0.25%. Payments under the Plan may not exceed 0.30%.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

The following information replaces the first bullet and table under "Choosing a share Class -- Class A" on page 12:

Choosing a share class

CLASS A

o shares have an up-front sales charge of up to 4.50% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

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          Amount of                            Sales charge as %    Sales charge as % of     Dealer's commission as %
           purchase                            of offering price      amount invested             of offering price
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
 Less than $100,000                                   4.50%                 4.71%                    4.00%
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 $100,000 but Under $250,000                          3.50%                 3.63%                    3.00%
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 $250,000 but under $500,000                          2.50%                 2.56%                    2.00%
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 $500,000 but under $1,000,000                        2.00%                 2.04%                    1.60%
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

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies.

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          Amount of                            Sales charge as %    Sales charge as % of     Dealer's commission as %
           purchase                            of offering price      amount invested             of offering price
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
 $1 million up to $5 million                        none                    none                        1.00%
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 Next $20 million
 Up to $25 million                                  none                    none                        0.50%
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 Amount over $25 million                            none                    none                        0.25%
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


The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share Class -- Class B" on page 13:

Class B

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.



The date of this Supplement is September 16, 2002.


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